Long-term debt and other financing arrangements	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Long-term debt and other financing arrangements
Long-term debt and other financing arrangements

(6) Long-term debt and other financing arrangements

Our long-term borrowing consisted of the following:

Description	Interest rate	September 30, 2014	December 31, 2013
Convertible Subordinated Unsecured Promissory Note—Richmont Capital Partners V L.P. (including accrued interest)	4.00%	$21,489,767	$20,881,096
Promissory Note—payable to former shareholder of TLC	2.63%	3,464,638	3,734,695
Promissory Note—Lega Enterprises, LLC (formerly Agel Enterprises, LLC)	5.00%	1,419,111	1,649,880
Term loan—KeyBank		—	427,481
Other, equipment notes		—	30,244

Total debt		26,373,516	26,723,396
Less current maturities		698,363	1,128,674

Long-term debt		$25,675,153	$25,594,722

Convertible Subordinated Unsecured Promissory Note—Richmont Capital Partners V L.P.

On December 12, 2012 (the "Issuance Date"), the Company signed, closed, and received, as the maker, $20.0 million in cash proceeds from Richmont Capital Partners V L.P., a Texas limited partnership ("RCP V"), pursuant to a Convertible Subordinated Unsecured Promissory Note, in the original principal amount of $20.0 million (the "RCP V Note"), issued pursuant to a Convertible Subordinated Unsecured Note Purchase Agreement between the Company and RCP V (the "Purchase Agreement"). The RCPV Note is (i) an unsecured obligation of the Company and (ii) subordinated to any bank, financial institution, or other lender providing funded debt to us or any direct or indirect subsidiary of us, including any seller debt financing provided by the owners of any entity(ies) that may be acquired by the Company. Principal payments of $1,333,333 are due and payable on each anniversary of the Issuance Date beginning on the third anniversary of the Issuance Date. A final principal payment, equal to the then unpaid principal balance of the RCP V Note, is due and payable on the 10th anniversary of the Issuance Date. The RCP V Note bears interest at an annual rate of 4%, which interest is payable on each anniversary of the Issuance Date; provided, however, that interest payable through the third anniversary of the Issuance Date may, at our option, be paid in kind ("PIK Interest") and any such PIK Interest will be added to the outstanding principal amount of the RCP V Note. Beginning 380 days from the Issuance Date, the RCP V Note may be prepaid, in whole or in part, at any time without premium or penalty.

On June 17, 2013, the RCP V Note was amended to extend the date of mandatory conversion of the RCP V Note to provide that the RCP V Note be mandatorily convertible into shares of Common Stock (subject to a maximum of 3,200,000 shares being issued) within ten days of June 17, 2014. The full amount of the RCP V Note (including any and all accrued interest thereon, whether previously converted to principal or otherwise) will be converted (the "Conversion"), into no more than 3,200,000 shares of Common Stock at a price of $6.60 per share of Common Stock.

On June 12, 2014, the Company entered into a Second Amendment to Convertible Subordinated Unsecured Promissory Note (the "Second Amendment"), with RCP V which amends the RCP V Note. The Second Amendment amends the Note to extend the date of mandatory conversion of the RCP V Note. As amended by the Second Amendment, the original principal amount of, and all accrued interest under, the RCP V Note is convertible mandatorily into shares of our common stock (subject to a maximum of 3,200,000 shares being issued) within ten days after June 12, 2015, or such earlier time as may be mutually agreed upon by the Company and RCP V. All other terms and conditions of the RCP V Note remain unchanged and in effect.

John Rochon, Jr. is the 100% owner, and is in control, of Richmont Street LLC, the sole general partner of RCP V. Michael Bishop, a director of the Company, is a limited partner of RCP V. John Rochon, Jr. is a director of the Company and the son of John P. Rochon, our Chairman, President, and Chief Executive Officer.

Note 15, Subsequent Events contains a description of actions taken on October 10, 2014 with respect to the RCP V Note.

Promissory Note—payable to former shareholder of TLC

On March 14, 2013, we issued a $4.0 million Promissory Note in connection with the purchase of TLC. The Promissory Note bears interest at 2.63% per annum, has a ten-year maturity, and is payable in equal monthly installments of outstanding principal and interest.

Promissory Note—Lega Enterprises, LLC

On October 22, 2013, we issued a $1.7 million Promissory Note to Lega Enterprises, LLC (formerly Agel Enterprises, LLC) in connection with AEI's acquisition of assets from Agel Enterprises LLC. The Promissory Note bears interest at 5% per annum, and is payable in equal monthly installments of outstanding principal and interest and matures on October 22, 2018.

Term loan

In conjunction with the Line of Credit described below, on October 23, 2012, TLC obtained a $6.5 million term loan from Key Bank. As of March 1, 2014, TLC had paid in full the outstanding balance of the term loan.

Lines of Credit

Key Bank

Prior to payoff in full on July 31, 2014 using proceeds from the Sale Leaseback transaction described in Note 2, TLC had a line of credit agreement through October 23, 2015. Under the agreement, TLC had available borrowings up to $12.0 million, limited to a formula primarily based on accounts receivable and inventory. The agreement provided for interest based on Key Bank's prime rate plus 1.75% or LIBOR plus 3.50%. Interest during the period ended September 30, 2014 and at December 31, 2013 was 3.94% and 3.94%, respectively. The balance was $0 and $8,067,573 on September 30, 2014 and December 31, 2013, respectively. The line of credit was collateralized by substantially all assets of TLC. TLC was subject to certain financial covenants, including a fixed charge coverage ratio and limitations on capital expenditures, additional indebtedness, and incurrence of liens. TLC obtained a waiver for the fixed charge coverage calculation, as the term loan had been paid in full, and was in compliance with all other financial covenants until the loan was paid in full. The loan had been included in the lines of credit on our consolidated balance sheets.

UBS Margin Loan

The Company has a margin loan agreement with UBS that allows us to purchase investments. The maximum loan amount is based on a percentage of marketable securities held by us. The interest rate at September 30, 2014 and December 31, 2013 was 1.65% and 1.67%, respectively. The outstanding balance was $933,060 and $1,663,534 on September 30, 2014 and December 31, 2013, respectively. The loan is included in the lines of credit on our consolidated balance sheets.

Capital Leases

As mentioned above in Dispositions, on July 31, 2014, our subsidiary TLC and CFI, entered into the Sale Leaseback Agreement.

The transaction has been accounted for using normal sales leaseback accounting. The gain arising from the sale of the three buildings and related property has been deferred and recognized using the full accrual method over the term of the lease. The lease has been classified as a capital lease since the condition was met whereby the term of the lease is greater than 75% of the estimated economic life of the property. TLC has recorded the sale and removed the properties sold and related liabilities from the balance sheet. Since the lease is a capital lease, a leased asset will be recorded and depreciated over 15 years using the straight-line method.

The payments under the lease will be accounted for as interest and payments under capital lease using 15 year amortization. Interest expense of $371,935 associated with the lease payments was recognized in the three months and nine months ended September 30, 2014 to reflect two months of interest. Depreciation expense of $175,556 was recorded in the three months and nine months ended September 30, 2014 to reflect two months of depreciation. The gain on Sales of real estate recorded in the three and nine months ended September 30, 2014 was $28,032, which represents two months of the gain amortized over the life of the lease.

Outstanding Warrants

On May 6, 2014, the Company issued warrants to purchase up to 12,500 and 6,250 shares of its Common Stock, respectively, in connection with exclusivity agreements. The warrants will be exercisable commencing 75 days after their date of issuance, in whole or in part, until one year from the date of issuance for cash and/or on a cashless exercise basis at an exercise price of $11.00 per share, representing the average closing price of our common stock for the ten days preceding the issuance. In addition, the warrants provide for piggyback registration rights upon request, in certain cases. The exercise price and number of shares issuable upon exercise of the warrants is subject to adjustment in the event of a stock dividend or our recapitalization, reorganization, merger or consolidation. The fair value of the warrants on the date of issuance approximated $116,000.

On July 2, 2014, the Company issued a warrant exercisable for 50,000 shares of our common stock at an exercise price of $12.80 per share in consideration of a two-year consulting agreement with an individual with direct selling industry experience. The warrant is exercisable for a ten day period commencing 720 days after issuance, however, the warrant expires without an opportunity to exercise it on July 1, 2015, unless the term is extended for an additional year if on July 1, 2015 the shares of common stock underlying the warrant are subject to an effective registration statement under the Securities Act of 1933, as amended (the "Securities Act") or our common stock is listed on the Nasdaq National Market or the NYSE MKT. In addition, the warrant provides for piggyback registration rights upon request, in certain cases. The exercise price and number of shares issuable upon exercise of the warrants is subject to adjustment in the event of a stock dividend or our recapitalization, reorganization, merger or consolidation. Because the conditions necessary to make the warrant exercisable have not been met as of September 30, 2014, the fair value of the warrants has not been determined and no expense was recognized in the periods ended September 30, 2014.

(7) Long-term debt and other financing arrangements

The Company's long-term borrowing consisted of the following:

Description	Interest rate	December 31, 2013	December 31, 2012
Convertible Subordinated Unsecured Promissory Note—Richmont Capital Partners V L.P. (including accrued interest)	4.00%	$20,881,096	$20,041,644
Promissory Note—payable to former shareholder of TLC	2.63%	3,734,695	—
Promissory Note—Lega Enterprises, LLC (formerly Agel Enterprises, LLC)	5.00%	1,649,880	—
Term loan—KeyBank	7.70% *	427,481	—
Other, equipment notes		30,244	—

Total debt		26,723,396	20,041,644
Less current maturities		1,128,674	—

Long-term debt		$25,594,722	$20,041,644

*
Represents the weighted average interest rate at December 31, 2013. The interest rate is variable based on the agreement described below.

The schedule of maturities of the Company's long-term debt are as follows:

2014	$1,128,674
2015	696,406
2016	722,928
2017	750,565
2018	714,939
Thereafter	1,828,788

Total excluding convertible note	5,842,300
Convertible note	20,881,096

Total long-term debt including current maturities	$26,723,396

The Convertible Subordinated Unsecured Promissory Note—Richmont Capital Partners V L.P. was separated in the schedule of maturities as it will likely be converted into Common Stock as discussed below.

Convertible Subordinated Unsecured Promissory Note—Richmont Capital Partners V L.P.

On December 12, 2012 (the "Issuance Date"), we signed, closed, and received, as the maker, $20,000,000 in cash proceeds from Richmont Capital Partners V L.P., a Texas limited partnership ("RCP V"), pursuant to a Convertible Subordinated Unsecured Promissory Note, in the original principal amount of $20,000,000 (the "Note"), issued pursuant to a Convertible Subordinated Unsecured Note Purchase Agreement between CVSL and RCP V (the "Purchase Agreement"). The Note is (i) an unsecured obligation of the Company and (ii) subordinated to any bank, financial institution, or other lender providing funded debt to CVSL or any direct or indirect subsidiary of CVSL, including any seller debt financing provided by the owners of any entity(ies) that may be acquired by us. Principal payments of $1,333,333 are due and payable on each anniversary of the Issuance Date beginning on the third anniversary of the Issuance Date. A final principal payment, equal to the then unpaid principal balance of the Note, is due and payable on the 10th anniversary of the Issuance Date. The Note bears interest at an annual rate of 4%, which interest is payable on each anniversary of the Issuance Date; provided, however, that interest payable through the third anniversary of the Issuance Date may, at our option, be paid in kind ("PIK Interest") and any such PIK Interest will be added to the outstanding principal amount of the Note. Beginning 380 days from the Issuance Date, the Note may be prepaid, in whole or in part, at any time without premium or penalty.

On June 17, 2013, the Note was amended to extend the date of mandatory conversion of the Note to provide that the Note be mandatorily convertible into shares of Common Stock (subject to a maximum of 3,200,000 shares being issued) within ten days of June 17, 2014. The full amount of the Note (including any and all accrued interest thereon, whether previously converted to principal or otherwise) will be converted (the "Conversion"), into no more than 3,200,000 shares of Common Stock at a price of $6.60 per share of Common Stock.

John Rochon, Jr. is the 100% owner, and is in control, of Richmont Street LLC, the sole general partner of RCP V. Michael Bishop, a director of the Company, is a limited partner of RCP V. John Rochon, Jr. is a director of the Company and the son of John P. Rochon, the Company's Chairman and Chief Executive Officer.

Promissory Note—Lega Enterprises, LLC

On October 22, 2013, we issued a $1,700,000 Promissory Note to Lega Enterprises, LLC (formerly Agel Enterprises, LLC) in connection with AEI's acquisition of assets from Agel Enterprises LLC. The Promissory Note bears interest at 5% per annum, and is payable in equal monthly installments of outstanding principal and interest and matures on October 22, 2018.

Promissory Note—payable to former shareholder of TLC

On March 14, 2013, the Company issued a $4,000,000 Promissory Note in connection with the Purchase Agreement with TLC. The Promissory Note bears interest at 2.63% per annum, has a ten-year maturity, and is payable in equal monthly installments of outstanding principal and interest.

Term loan—Key Bank

In conjunction with the Line of Credit described below, on October 23, 2012, TLC obtained a $6,500,000 term loan from Key Bank. The interest rate on the term loan is either Key Bank's prime rate plus 5.75% or LIBOR plus 7.50%. The term note is due in monthly installments beginning April 1, 2013 and due in full on October 23, 2015. As of March 1, 2014 TLC has paid in full the outstanding balance of the term note through monthly amortization payments beginning April 1, 2013 and proceeds of the sale of non-core assets, primarily real estate. The line of credit described below is collateralized by substantially all assets of TLC. Under the agreement, TLC is subject to certain financial covenants, including a fixed charge coverage ratio and limitations on capital expenditures, additional indebtedness, and incurrence of liens. TLC obtained a waiver for the fixed charge coverage calculation as the term loan had been reduced to $427,481, and was in compliance with the financial covenants at December 31, 2013.

Line of Credit Payable

Key Bank

TLC has a line of credit agreement which expires on October 23, 2015. Under the agreement, TLC has available borrowings up to $12,000,000, limited to a formula primarily based on accounts receivable and inventory. The agreement provides for interest based on Key Bank's prime rate plus 1.75% or LIBOR plus 3.50%. Interest at December 31, 2013 was 3.94%. The line of credit balance was $8,067,573 of December 31, 2013.

UBS Margin Loan

CVSL has a margin loan agreement with UBS that allows us to purchase investments. The maximum loan amount is based on a percentage of marketable securities held by us. Interest on the outstanding balance of $1,663,534 was 1.67% at December 31, 2013. The loan is included in the line of credit on our consolidated balance sheets.

Outstanding Warrants

On May 15, 2012, we issued 133,334 shares of our restricted Common Stock to an investor in satisfaction of $250,000 principal and $16,666 interest due pursuant to a convertible note. In connection with the conversion of that note, we granted 63,877 warrants to the investor. Each warrant is exercisable into one share of our Common Stock at the price of $10.00 per share. The warrants are exercisable for a term of two years from the date of grant. Both the restricted common stock and warrants were assumed upon the Share Exchange Agreement dated August 24, 2012 by and among the Company, HCG and Rochon Capital Partners, Ltd. (the "Share Exchange Agreement").

On May 16, 2012, we issued 119,000 shares of our restricted Common Stock to an investor in satisfaction of $225,000 principal and $13,000 interest due pursuant to a convertible note. In connection with the conversion of this note, we granted 50,507 warrants to the investor. Each warrant is exercisable into one share of the Company's Common Stock at the price of $10.00 per share. The warrants are exercisable for a term of two years from the date of grant. Both the restricted common stock and the warrants were assumed upon the Share Exchange Agreement.